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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -----------------------
Check here if Amendment [_]; Amendment Number:
                                                -----------------------

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Brookfield Asset Management Inc.
          ----------------------------------------------
Address:  Brookfield Place
          ----------------------------------------------
          181 Bay Street, Suite 300
          ----------------------------------------------
          Toronto, Ontario M5J 2T3
          ----------------------------------------------


Form 13F File Number:  028-14349
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Haar
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Title:  Senior Vice President, Legal
        ----------------------------------------------
Phone:  416-956-5240
        ----------------------------------------------


Signature, Place, and Date of Signing:

   /s/ Jeffrey Haar        Toronto, Ontario, Canada          08/15/2011
_______________________    ________________________    _______________________
      [Signature]                  [Place]                     [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    13F File Number            Name
    ---------------------      -----
    028-13826                  Brookfield Investment Management Inc.
    ---------------------      -------------------------------------


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
                                         -------------------------------------
Form 13F Information Table Entry Total:  40
                                         -------------------------------------
Form 13F Information Table Value Total:  11,740,938
                                         -------------------------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  13F File Number            Name
    ---  ---------------------      -----
    02   028-14362                  Brookfield Asset Management Private
    ---  ---------------------      Institutional Capital Adviser (Canada) LP
                                    -----------------------------------------

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                       Brookfield Asset Management Inc.

                                   FORM 13F

                              As of June 30, 2011

                                                                                                 Voting Authority
                                                                                                ------------------
                                                           Value    Shares/  Sh/  Put/ Invstmt   Other
       Name of Issuer          Title of class     CUSIP   (x$1000)  Prn Amt  Prn  Call Dscretn  Managers   Sole     Shared   None
       --------------          --------------     -----   --------  -------  ---  ---- -------  --------   ----     ------   ----
AMN HEALTHCARE SERVICES       COM               001744101     482      57898 SH        Defined               57898
ANNALY CAP MGMT INC           COM               035710409    8569     475000 SH        Defined              475000
BANK OF AMERICA CORPORATION   COM               060505104   14023    1279500 SH        Defined             1279500
BANK OF AMERICA CORPORATION   *W EXP 10/28/201  060505153     783     450000 SH        Defined              450000
BANK MONTREAL QUE             COM               063671101     222       3500 SH        Defined                3500
BANK NOVA SCOTIA HALIFAX      COM               064149107     211       3500 SH        Defined                3500
BEAZER HOMES USA INC          COM               07556Q105    1017     300000 SH        Defined              300000
BROOKFIELD INFRAST PARTNERS   LP INT UNIT       G16252101    1226      48930 SH        Defined               48930
BROOKFIELD OFFICE PPTYS INC   COM               112900105 4807710  249362561 SH        Defined           249362561
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104  719105   72490392 SH        Defined            72490392
CANADIAN NAT RES LTD          COM               136385101     251       6000 SH        Defined                6000
CELESTICA INC                 SUB VTG SHS       15101Q108    8301     947591 SH        Defined              947591
CITIGROUP INC                 COM               172967424   16685     400700 SH        Defined              400700
D R HORTON INC                COM               23331A109    5472     475000 SH        Defined              475000
DIANA SHIPPING INC            COM               Y2066G104     548      50000 SH        Defined               50000
FIRSTSERVICE CORP             SUB VTG SHS       33761N109    9140     264607 SH        Defined              264607
GENERAL GROWTH PPTYS INC NEW  COM               370023103 5876572  352101402 SH        Defined     02              352101402
GENERAL MTRS CO               COM               37045V100   25290     833000 SH        Defined              833000
GENERAL MTRS CO               *W EXP 07/10/201  37045V126     956      60000 SH        Defined               60000
GROUPE CGI INC                SUB VTG SHS       39945C109   11585     469984 SH        Defined              469984
HOWARD HUGHES CORP            COM               44267D107  157697    2424618 SH        Defined     02                2424618
JPMORGAN CHASE & CO           COM               46625H100   11238     274500 SH        Defined              274500
JPMORGAN CHASE & CO           *W EXP 10/28/201  46634E114    1347     100000 SH        Defined              100000
LAS VEGAS SANDS CORP          COM               517834107     756      17900 SH        Defined               17900
LOWES COS INC                 COM               548661107     967      41500 SH        Defined               41500
LENNAR CORP                   CL B              526057302    5662     385700 SH        Defined              385700
M D C HLDGS INC               COM               552676108    1232      50000 SH        Defined               50000
MERITAGE HOMES CORP           COM               59001A102    1128      50000 SH        Defined               50000
MITEL NETWORKS CORP           COM               60671Q104    1730     395000 SH        Defined              395000
NORTH AMERN ENERGY PARTNERS   COM               656844107    4671     609745 SH        Defined              609745
OPEN TEXT CORP                COM               683715106   10323     161239 SH        Defined              161239
PRECISION DRILLING CORP       COM               74022D308   10730     747235 SH        Defined              747235
RESEARCH IN MOTION LTD        COM               760975102    1010      35000 SH        Defined               35000
ROYAL BK CDA MONTREAL QUE     COM               780087102     285       5000 SH        Defined                5000
RYLAND GROUP INC              COM               783764103    7439     450000 SH        Defined              450000
SANDERSON FARMS INC           COM               800013104     812      17000 SH        Defined               17000
STANTEC INC                   COM               85472N109    9951     342793 SH        Defined              342793
TECUMSEH PRODS CO             CL B              878895101    4965     500000 SH        Defined              500000
TORONTO DOMINION BK ONT       COM               891160509     365       4300 SH        Defined                4300
TRANSCANADA CORP              COM               89353D107     482      11000 SH        Defined               11000